FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21137

Nuveen Quality Preferred Income Fund 2

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2005

Nuveen Quality Preferred Income Fund 2 - Proxy Voting

For the Year Ended June 30, 2005

Issuer	Ticker	Cusip	Meeting Date	Subject Matter	Proposed By	Fund Voted (Y/N)	How Voted	For/Against Management
Regency Center Corp	REGPrC	758849202	9/10/2004	Increase number of authorized shares of preferred stock	Issuer	Yes	In Favor	For

Wachovia Preferred Funding Corp.	WNA.PR	92977V206	11/5/2004	Election of Directors	Issuer	Yes	In Favor	For

Simon Property Group - Series G	SPG.PR.G	828806505	5/11/2005	Election of Directors	Issuer	Yes	In Favor	For

New Plan Excel Realty Trust, Inc.	NXL	648053700	5/11/2005	Election of Directors	Issuer	Yes	In Favor	For

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund 2

By

/s/ Gifford R. Zimmerman – Chief Administrative Officer

Date

August 30, 2005